Segment reporting	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Segment reporting	Segment reporting
Nomad has one reporting and operating segment, "Frozen", reflected in the segment presentation below for the periods presented. The CODM primarily uses “Adjusted EBITDA”, disclosed in Note 3.19, as the key measure of the segment’s results, which is considered non-IFRS financial information.
Segment Adjusted EBITDA

		Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
	Note	€m	€m	€m
Profit for the year		249.8	181.0	225.1
Taxation		71.2	55.7	70.4
Net financing costs		54.4	106.0	63.7
Depreciation and amortization		88.6	71.6	67.6
Acquisition purchase price adjustments		—	8.4	—
Exceptional items	7	48.7	45.3	20.6
Other add-backs		11.7	18.7	19.4
Adjusted EBITDA		524.4	486.7	466.8

Acquisition purchase price adjustments relate to the reversal of the non-cash increase applied to inventory acquired in business combinations to value it at fair value as opposed to cost.
Other add-backs include the elimination of share-based payment expense and related employer payroll expense of €8.6 million (2021: €5.8 million, 2020: €12.1 million) and elimination of non-operating M&A related costs, professional fees and transaction costs of €3.1 million (2021: €12.9 million, 2020: €7.3 million). We exclude these costs because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.
No information on segment assets or liabilities is presented to the CODM.
Product information
Management considers the products it sells belong to one category, being "Frozen".
Geographical information
External revenue by geography

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
	€m	€m	€m
United Kingdom	806.2	758.3	747.3
Italy	408.5	417.9	426.3
Germany	385.4	396.3	393.2
France	192.4	188.6	203.8
Sweden	149.4	148.1	158.7
Norway	126.6	121.7	115.6
Croatia (1)	122.7	16.1	—
Austria	122.0	129.3	127.9
Serbia (1)	108.2	13.6	—
Switzerland (2)	80.1	74.4	—
Spain	78.6	75.1	82.6
Rest of Europe	359.6	267.2	260.5
Total external revenue by geography	2,939.7	2,606.6	2,515.9
(1) Sales included from acquisition date of September 30, 2021.
(2) Sales included from acquisition date of December 31, 2020.

Non-current assets by geography

	December 31, 2022	December 31, 2021
	€m	€m
United Kingdom	140.1	139.6
Germany	139.0	140.0
Italy	63.4	64.8
Serbia	50.3	48.5
Croatia	41.8	38.5
Ireland	35.4	34.3
Norway	28.6	31.0
Sweden	22.1	29.8
Rest of Europe	70.4	72.3
Total non-current assets by geography	591.1	598.8
Non-current assets exclude deferred tax assets, goodwill and brands which are not bound to one geographical area